NATURE AND CONTINUANCE OF OPERATIONS (Details Narrative) - CAD ($)	Mar. 31, 2026	Mar. 31, 2025
NATURE AND CONTINUANCE OF OPERATIONS
Cash	$ 1,414,013	$ 1,211,297
Working capital	1,259,188
Accumulated deficit	$ (74,870,587)	$ (73,940,600)